Deferred Revenue	12 Months Ended
Dec. 31, 2024
Deferred Revenue Disclosure [Abstract]
Deferred Revenue
20. Deferred Revenue
The following table shows a reconciliation in the current reporting period related to carried-forward deferred revenue.

	For the Year Ended December 31,
	2022	2023	2024
Deferred revenue - beginning of year	897,288	1,083,249	1,299,943
Additions	24,344,226	28,513,918	38,634,319
Recognition	(24,158,265)	(28,297,224)	(37,835,827)

Deferred revenue - end of year	1,083,249	1,299,943	2,098,435
Less: Deferred revenue, current portion	(389,243)	(630,997)	(1,275,716)

Deferred revenue, non-current portion	694,006	668,946	822,719

Deferred revenue represents transaction price allocated to the performance obligations that are not yet satisfied or partially satisfied, which primarily arises from the undelivered vehicles, technical research and development services, charging piles, free battery charging within 3 or 6 years, the extended lifetime warranty, option between household charging pile and charging card, services of lifetime free battery charging in XPeng-branded charging station, lifetime warranty of battery as well as vehicle internet connection services, with unrecognized deferred revenue balance of RMB1,083,249, RMB1,299,943 and RMB2,098,435, as of December 31, 2022, 2023 and 2024, respectively.
The Group expects that 61% of transaction price allocated to unsatisfied performance obligations which were accounted for as deferred revenue as of December 31, 2024 will be recognized as revenue during the period from January 1, 2025 to December 31, 2025. The remaining 39% will be substantially recognized during the period from January 1, 2026 to December 31, 2034.